Reconciliation of Liabilities Arising From Financing Activities (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Schedule of Reconciliation of Liabilities Arising From Financing Activities
			Non-cash changes
	April 1,		Acquisition/		March 31,
	2017	Cash flows	Disposal	New leases	2018
Long-term borrowings	$9,273	$(1,195)	$-	$-	$8,078
Finance lease obligations	1,057	(336)	(396)	19	344
Long-term debt	$10,330	$(1,531)	$(396)	$19	$8,422

			Non-cash changes
	April 1,		Acquisition/		March 31,
	2016	Cash flows	Disposal	New leases	2017
Long-term borrowings	$3,457	$2,813	$3,003	$-	$9,273
Finance lease obligations	565	(12)	504	-	1,057
Long-term debt	$4,022	$2,801	$3,507	$-	$10,330